LEASES - Lease Obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments		$ 14,457
Less interest		(1,294)
Total discounted lease payments		13,163
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments		7,370
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments		4,339
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments		1,800
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments		$ 948
Entering into significant commitments or contingent liabilities
Disclosure of maturity analysis of operating lease payments [line items]
Additional equipment lease commitments	$ 2,100